Leases - Schedule of Right-of-use asset (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	$ 2,640	$ 3,544
Additions	0	29
Disposals	0	(147)
Depreciation	(707)	(786)
Balance, end of period	$ 1,933	$ 2,640